Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Retained earnings [member]	Other reserves [member]	Total [member]	Non- controlling interests [member]
Equity at end of period, as adjusted | IFRS 16 adjustments [member]	£ (93)			£ (93)		£ (93)
Equity at end of period, as adjusted	3,579	£ 1,345	£ 3,091	(2,809)	£ 2,061	3,688	£ (109)
Equity at beginning of period at Dec. 31, 2018	3,672	1,345	3,091	(2,716)	2,061	3,781	(109)
Profit after taxation for the year	5,268			4,645		4,645	623
Other comprehensive (expense)/income for the year	(1,567)			(1,766)	274	(1,492)	(75)
Total comprehensive income for the year	3,701			2,879	274	3,153	548
Distributions to non-controlling interests	(364)						(364)
Transactions with non-controlling interests	(10)						(10)
Dividends to shareholders	(3,953)			(3,953)		(3,953)
Recognition of interest in Consumer Healthcare JV	14,969			8,082		8,082	6,887
Realised profits (losses) on disposal of equity investments				(4)	4
Shares issued	51	1	50			51
Shares acquired by ESOP Trusts			33	295	(328)
Write-down of shares held by ESOP Trusts				(344)	344
Share-based incentive plans	365			365		365
Tax on share-based incentive plans	19			19		19
Equity at end of period at Dec. 31, 2019	18,357	1,346	3,174	4,530	2,355	11,405	6,952
Profit after taxation for the year	6,388			5,749		5,749	639
Other comprehensive (expense)/income for the year	970			(133)	1,137	1,004	(34)
Total comprehensive income for the year	7,358			5,616	1,137	6,753	605
Distributions to non-controlling interests	(1,208)						(1,208)
Contribution from non-controlling interests	3						3
Transactions with non-controlling interests	(131)						(131)
Dividends to shareholders	(3,977)			(3,977)		(3,977)
Realised profits (losses) on disposal of equity investments				163	(163)
Share of associates and joint ventures realised profits on disposal of equity investments				44	(44)
Shares issued	29		29			29
Shares acquired by ESOP Trusts			78	531	(609)
Write-down of shares held by ESOP Trusts				(529)	529
Share-based incentive plans	381			381		381
Tax on share-based incentive plans	(4)			(4)		(4)
Equity at end of period at Dec. 31, 2020	20,808	1,346	3,281	6,755	3,205	14,587	6,221
Profit after taxation for the year	5,096			4,385		4,385	711
Other comprehensive (expense)/income for the year	(337)			454	(771)	(317)	(20)
Total comprehensive income for the year	4,759			4,839	(771)	4,068	691
Distributions to non-controlling interests	(642)	0	0	0	0	0	(642)
Contribution from non-controlling interests	7	0	0	0	0	0	7
Transactions with non-controlling interests	10						10
Dividends to shareholders	(3,999)	0	0	(3,999)	0	(3,999)	0
Realised profits (losses) on disposal of equity investments	0	0	0	132	(132)	0	0
Share of associates and joint ventures realised profits on disposal of equity investments	0	0	0	7	(7)	0	0
Shares issued	21	1	20	0	0	21	0
Write-down of shares held by ESOP Trusts	0	0	0	(168)	168	0	0
Share-based incentive plans	367	0	0	367	0	367	0
Tax on share-based incentive plans	11	0	0	11	0	11	0
Equity at end of period at Dec. 31, 2021	£ 21,342	£ 1,347	£ 3,301	£ 7,944	£ 2,463	£ 15,055	£ 6,287